Convertible Debentures - Windsor Private Capital (Details) $ / shares in Units, $ in Thousands	Jul. 22, 2022 CAD ($) $ / shares	Jan. 06, 2020 CAD ($) $ / shares shares	Oct. 31, 2022 CAD ($) Y $ / shares	Oct. 31, 2021 CAD ($) $ / shares	Oct. 31, 2020 CAD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Warrants exercise price | $ / shares	$ 2.73		$ 2.5774	$ 2.5995	$ 0.4159
Warrants term	60 months
Outstanding debt			$ 12,257	$ 13,493
Derivative liability			15,497	10,724	$ 5,796
Equity component			$ 717	$ 859
Fair value of warrants	$ 4,732
Meta Growth Corp.
Disclosure of detailed information about borrowings [line items]
Warrants exercise price | $ / shares				$ 1.3110
Expected term
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | Y			2
Senior secured, non-revolving term credit facility
Disclosure of detailed information about borrowings [line items]
Principal amount of loan		$ 10,000
Number of warrants issuable | shares		1
Warrants issued | shares		58,823,529
Number of common shares for each warrant | shares		15
Warrants exercise price | $ / shares		$ 3.83
Warrants term		2 years